BIOLOGICAL ASSETS - Disclosure of reconciliation of changes in biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about biological assets [abstract]
Beginning Balance	$ 1,687	$ 78
Additions related to acquisitions of Trichome and MYM		848
Production costs capitalized	7,744	10,454
Changes in fair value less cost to sell due to biological transformation	84	7,210
Transferred to inventory upon harvest	(9,025)	(16,977)
Restructuring disposal	(108)
Foreign exchange translation	62	74
Deconsolidation of Trichom	(444)
Ending Balance	$ 0	$ 1,687